Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Accounts receivable		$ 1,599,563	$ 1,316,841
Due from related parties		701	1,012
Revenue		799,137	1,120,921
Baotou Zhongzhe Hengtong Technology Co., Ltd. [Member]
Accounts receivable	[1]	180,483	365,991
Revenue	[1]		58,843
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Accounts receivable	[2]	1,419,080	950,850
Revenue	[2]	799,137	1,062,078
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Due from related parties	[3]	$ 701	$ 1,012

[1]	Baotou Zhongzhe Hengtong Technology Co., Ltd. ("Baotou Zhongzhe") is a minority shareholder of HiTek. As of April 16, 2020, Baotou Zhongzhe fully repaid $ 180,483.
[2]	Beijing Zhongzhe Yuantong Technology Co., Ltd. ("Beijing Zhongzhe") and Baotou Zhongzhe (described (1) above) are under common control. As of April 16, 2020, Beijing Zhongzhe repaid $ 34,468.
[3]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd.